DEBT	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
DEBT

NOTE E – DEBT

The Company’s debt consists of the following:

Schedule of debt
	September 30,	December 31,
	2021	2020
Various promissory notes payable to due to shareholder, all carry simple interest of 7% per annum, due at various times between August 2022 and March 2023	$250,000	$–

Notes payable to a financial institution, interest rates of 4.7% per annum, with the equipment purchased pledged as collateral and varying due dates through November 2024	91,533	–

$625,000 of 7% unsecured note payable due February 2022, net of unamortized discount of $-0- and $38,048, respectively	625,000	586,952
	$975,833	$586,952

In February 2020, we issued a note in the amount of $625,000 bearing simple interest at a rate of 7% per annum to one shareholder due August, 2021. The note contains a feature that allows the Company to extend the maturity date up to six months, twice, in the Company’s sole discretion. This note was issued along with 62,500 common stock purchase warrants that were determined to have a fair market value of $80,053 on the issuance date, which was recorded as a debt discount and amortized over the term of the notes, with $9,910 amortized in the current quarter and reported in the income statement as interest expense. In September of 2021, the note was extended to a new maturity date of February 13, 2022.

In March 2021, we received a loan pursuant to the Paycheck Protection Program (“PPP”) under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) in the amount of $160,073. The loan contains a feature pursuant to which the Small Business Administration (“SBA”) will forgive the balance of the loan under statutory authority and conditions set forth in the CARES Act. This loan was fully forgiven in September 2021.

In June 18, 2021, a shareholder advanced funds in the amount of $100,000 to the Company. On August 10, 2021, the shareholder and the Company formalized a promissory note due to the shareholder. The note bears simple interest at a rate of 7% per annum with a due date of February 10, 2023. The maturity date of the note may be extended by an additional six months in the sole discretion of the Company up to two times.

In August and September 2021, a shareholder loaned a total of $150,000, to the Company under two separate promissory notes in the amounts of $100,000, and $50,000, respectively. The notes bear simple interest at a rate of 7% per annum with due dates of February 10, 2023 and March 30, 2023, respectively.  Each promissory note may be extended by an additional six months in the sole discretion of the Company up to two times.

Schedule of long term debt maturities
12 Month Period Ending September 30,
2022	$759,275
2023	179,534
2024	27,724
Total future payments	966,533
Less: discount	–
Total debt	$966,533